Investment Portfolio - March 31, 2023

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 97.2%
Communication Services - 4.5%
Diversified Telecommunication Services - 4.5%
Cellnex Telecom S.A. (Spain)[1]	245,690	$9,554,308
Helios Towers plc (Tanzania)*	2,253,833	2,889,348
Total Communication Services		12,443,656
Real Estate - 92.7%
Health Care REITs - 9.8%
CareTrust REIT, Inc.	197,970	3,876,253
Community Healthcare Trust, Inc.	119,856	4,386,729
Healthcare Realty Trust, Inc.	441,575	8,535,645
Ventas, Inc.	89,571	3,882,903
Welltower, Inc.	87,423	6,267,355
		26,948,885
Industrial REITs - 23.6%
Americold Realty Trust, Inc.	162,339	4,618,545
LXP Industrial Trust	410,008	4,227,183
Prologis, Inc.	286,951	35,802,876
Rexford Industrial Realty, Inc.	142,842	8,520,525
STAG Industrial, Inc.	116,931	3,954,606
Terreno Realty Corp.	120,830	7,805,618
		64,929,353
Office REITs - 3.7%
Brandywine Realty Trust	283,017	1,338,670
Cousins Properties, Inc.	217,175	4,643,202
Equity Commonwealth	207,656	4,300,556
		10,282,428
Residential REITs - 22.6%
American Homes 4 Rent - Class A	87,865	2,763,354
Apartment Income REIT Corp.	93,165	3,336,239
Camden Property Trust	39,358	4,126,293
Equity LifeStyle Properties, Inc.	133,737	8,977,765
Essex Property Trust, Inc.	12,071	2,524,529
Flagship Communities REIT	241,812	4,110,804
Independence Realty Trust, Inc.	167,551	2,685,842
Invitation Homes, Inc.	228,387	7,132,526
Mid-America Apartment Communities, Inc.	45,911	6,934,397
Sun Communities, Inc.	83,929	11,823,917
UDR, Inc.	195,513	8,027,764
		62,443,430
Retail REITs - 7.6%
Agree Realty Corp.	97,664	6,700,727
Getty Realty Corp.	246,324	8,875,054
Realty Income Corp.	83,428	5,282,661
		20,858,442
Specialized REITs - 25.4%
American Tower Corp.	31,464	6,429,354
CubeSmart	43,605	2,015,423
Digital Realty Trust, Inc.	44,951	4,419,133
Equinix, Inc.	41,037	29,589,319
Life Storage, Inc.	58,104	7,616,853
Public Storage	42,845	12,945,188
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	27,399	$7,153,057
		70,168,327
Total Real Estate		255,630,865

TOTAL COMMON STOCKS (Identified Cost $255,926,657)		268,074,521

SHORT-TERM INVESTMENT - 2.6%
Dreyfus Government Cash Management, Institutional Shares, 4.71%[2]
(Identified Cost $7,274,452)	7,274,452	7,274,452

TOTAL INVESTMENTS - 99.8% (Identified Cost $263,201,109)		275,348,973
OTHER ASSETS, LESS LIABILITIES - 0.2%		598,389
NET ASSETS - 100%		$275,947,362

Investment Portfolio - March 31, 2023

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $9,554,308, which represented 3.5% of the Series’ Net Assets.

2Rate shown is the current yield as of March 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,443,656	$—	$12,443,656	$—
Real Estate*	255,630,865	255,630,865	—	—
Short-Term Investment	7,274,452	7,274,452	—	—
Total assets	$275,348,973	$262,905,317	$12,443,656	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2022 or March 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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